Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
9.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

December 31, 2018	Gross Cost	Accumulated Depreciation	Net Cost
Land	79	—	79
Buildings	902	(487)	415
Facilities & leasehold improvements	3,170	(2,748)	422
Machinery and equipment	14,882	(12,582)	2,300
Computer and R&D equipment	381	(334)	47
Other tangible assets	123	(93)	30
Construction in progress	202	—	202

Total	19,739	(16,244)	3,495

December 31, 2017	Gross Cost	Accumulated Depreciation	Net Cost
Land	81	—	81
Buildings	891	(479)	412
Facilities & leasehold improvements	3,074	(2,782)	292
Machinery and equipment	14,529	(12,569)	1,960
Computer and R&D equipment	397	(351)	46
Other tangible assets	118	(99)	19
Construction in progress	284	—	284

Total	19,374	(16,280)	3,094

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating.

Facilities & leasehold improvements, machinery and equipment and other tangible assets include assets acquired under capital lease. The net cost of assets under capital lease was less than $1 million as of both December 31, 2018 and December 31, 2017.

The depreciation charge was $727 million, $592 million and $635 million in 2018, 2017 and 2016, respectively.

Tax incentives and capital investment funding has totaled $149 million for the year ended December 31, 2018, $139 million for the year ended December 31, 2017 and $15 million for the year ended December 31, 2016. Tax incentives and public funding reduced depreciation charges by $42 million, $21 million and $6 million in 2018, 2017 and 2016, respectively.

For the years ended December 31, 2018, 2017 and 2016 the Company sold property, plant and equipment for cash proceeds of $1 million, $3 million and $4 million, respectively.

For the year ended December 31, 2016, the Company impaired $3 million of long-lived assets reclassified as Assets Held for Sale. There was no impairment recognized for the years ended December 31, 2018 and 2017.